UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
CWC Advisors, LLC.
Address:
5800 SW Meadows Rd

Suite 230

Lake Oswego, OR 97035
13F File Number:
28-14502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:
Gary R. Woolworth

Title:
President

Phone:
503-968-0950

Signature,
Place,
and Date of Signing:
Gary R. Woolworth
Lake Oswego, OR
May 16, 2011
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
77
Form 13F Information Table Value Total:
$146,729


List of Other Included Managers:





No.  13F File Number
Name

Form 13F Information Table

                                                        Value     Shares/   Sh/  Put/  Invstmt    Other      Voting Authority
Name of Issuer                 Title of Class CUSIP     (x$1000)  PRN AMT   PRN  Call  Discretn   Managers   Sole     Shared  None

Accenture LTD.                 COM            G1150G111        345    7119  SH         SOLE                   7119
Affiliated Managers Group      COM            008252108       4005   40361  SH         SOLE                  12943            27418
Allete Inc.                    COM            018522300       2223   59675  SH         SOLE                  19174            40501
Alpha Natural Resources Inc.   COM            02076X102       3606   60076  SH         SOLE                  20764            39312
American Eagle Outfitters Inc. COM            02553E106       2511  171621  SH         SOLE                  56262           115359
Ameritrade Holdings Corp       COM            03074K100        375   19752  SH         SOLE                  19752
AMN Healthcare Services Inc.   COM            001744101       3514  572351  SH         SOLE                 183965           388386
Annaly Capital Management Inc. COM            035710409        330   18416  SH         SOLE                  18416
Apache Corporation             COM            037411105        398    3335  SH         SOLE                   3335
Arbitron Inc.                  COM            03875Q108       4879  117521  SH         SOLE                  37526            79995
ATMI Inc.                      COM            00207R101       2967  148786  SH         SOLE                  47536           101250
Avery Dennison Corporation     COM            053611109        336    7929  SH         SOLE                   7929
Capstead Mortgage Corporation  COM            14067E506       2679  212827  SH         SOLE                  81750           131077
CareFusion Corporation         COM            14170T101        334   12978  SH         SOLE                  12978
Caterpillar Inc                COM            149123101        298    3181  SH         SOLE                   3181
Cisco Systems                  COM            17275R102        395   19514  SH         SOLE                  19514
Clorox Company                 COM            189054109        310    4906  SH         SOLE                   4906
Commercial Metals Company      COM            201723103       2569  154832  SH         SOLE                  64943            89889
Conocophillips                 COM            20825C104        386   5668   SH         SOLE                   5668
Covance Inc                    COM            222816100       3237  62970   SH         SOLE                  20482            42488
Cubist Pharmaceuticals Inc.    COM            229678107       2438 113933   SH         SOLE                  36413            77520
Cummins Inc.                   COM            231021106        229   2083   SH         SOLE                   2083
Cymer Inc.                     COM            232572107       4106  91097   SH         SOLE                  29329            61768
Dg Fastchannel Inc  Com        COM            23326R109       3064 106079   SH         SOLE                  34414            71665
Endo Pharmaceuticals Holdings  COM            29264F205       2936  82231   SH         SOLE                  26608            55623
Exelon Corp                    COM            30161N101        266   6400   SH         SOLE                   6400
FBR Capital Markets Corporatio COM            30247C301       3174 830915   SH         SOLE                 269327           561588
Flir Systems Inc.              COM            302445101       3158 106165   SH         SOLE                  34488            71677
GameStop Corporation           COM            36467W109       2913 127307   SH         SOLE                  42007            85300
GFI Group Inc.                 COM            361652209       3115 664210   SH         SOLE                 212195           452015
Goodrich Petroleum Corporation COM            382410405       3190 180816   SH         SOLE                  59498           121318
GT Solar International Inc.    COM            3623E0209       4727 518265   SH         SOLE                 168507           349758
Gulfport Energy Corporation    COM            402635304       2759 127242   SH         SOLE                  42899            84343
Helix Energy Solution Gp       COM            42330P107       2587 213116   SH         SOLE                  68746           144370
Holly Corporation              COM            435758305       3361  82428   SH         SOLE                  26751            55677
Illinois Tool Works Inc.       COM            452308109        337   6306   SH         SOLE                   6306
Intel                          COM            458140100        460  21850   SH         SOLE                  21850
Intuit Inc.                    COM            461202103        566  11476   SH         SOLE                  11476
Irobot Corporation             COM            462726100       4184 168174   SH         SOLE                  55866           112308
Ishares  R2000 Value           COM            464287630        468   6582   SH         SOLE                   6582
Ishares R1000 Growth           COM            464287614        505   8828   SH         SOLE                   8828
Ishares R1000 Value            COM            464287598        254   3921   SH         SOLE                   3921
Ishares R2000 Growth           COM            464287648        533   6102   SH         SOLE                   6102
Kohl's Corp                    COM            500255104        365   6723   SH         SOLE                   6723
Kulicke & Soffa Industries Inc COM            501242101       2793 387877   SH         SOLE                 123961           263916
Marsh & Mclennan Companies Inc COM            571748102        315  11519   SH         SOLE                  11519
Mattel Inc.                    COM            577081102        371  14583   SH         SOLE                  14583
McGrath Rent Corporation       COM            580589109       2497  95226   SH         SOLE                  31542            63684
Medtronic Inc                  COM            585055106        276   7432   SH         SOLE                   7432
Montpelier Re Holdings LTD     COM            G62185106       2536 127198   SH         SOLE                  42026            85172
Nike Inc Class B               COM            654106103        415   4856   SH         SOLE                   4856
Nordic American Tanker Shippin COM            G65773106       3011 115723   SH         SOLE                  37668            78055
NutriSystems Inc.              COM            67069D108       2966 141021   SH         SOLE                  47346            93675
Occidental Petroleum Corp      COM            674599105        440   4488   SH         SOLE                   4488
OptionsExpress Holdings Inc.   COM            684010101       3024 192964   SH         SOLE                  61684           131280
Orbital Sciences Corporation   COM            685564106       3153 184064   SH         SOLE                  59813           124251
Rigel Pharmaceuticals Inc.     COM            766559603       2923 388128   SH         SOLE                 132313           255815
Rogers Corporation             COM            775133101       3020  78962   SH         SOLE                  24966            53996
Rubicon Technology Inc.        COM            78112T107       3767 178705   SH         SOLE                  58735           119970
Sigma Designs Inc.             COM            826565103       3722 262698   SH         SOLE                  84676           178022
Starbucks Corp                 COM            855244109        466  14503   SH         SOLE                  14503
Stryker Corp                   COM            863667101        343   6387   SH         SOLE                   6387
Symantec Corp                  COM            871503108        285  17026   SH         SOLE                  17026
Synaptics Inc.                 COM            87157D109       2959 100722   SH         SOLE                  32818            67904
Sysco Corporation              COM            871829107        314  10686   SH         SOLE                  10686
Taser Intl Inc                 COM            87651B104       3796 807647   SH         SOLE                 264578           543069
Texas Instruments              COM            882508104        354  10881   SH         SOLE                  10881
Thompson Creek Metals Company  COM            884768102       3650 247985   SH         SOLE                  78949           169036
Umpqua Holdings Corp           COM            904214103       3105 254944   SH         SOLE                  82289           172655
United Natural Foods Inc       COM            911163103       2750  74976   SH         SOLE                  25249            49727
Unitedhealth Group             COM            91324P102        411  11389   SH         SOLE                  11389
Vanguard Emerging Markets VIPE COM            922042658        436   9046   SH         SOLE                   9046
Vanguard Pacific VIPERs        COM            922042866        290   5088   SH         SOLE                   5088
Varian Medical Systems Inc.    COM            92220P105        515   7439   SH         SOLE                   7439
ViroPharma Inc.                COM            928241108       5541 319893   SH         SOLE                 105095           214798
Walgreen Company               COM            931422109        435  11153   SH         SOLE                  11153
Windstream Corp                COM            97381W104        458  32871   SH         SOLE                  32871